Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
January 31, 2025
EMX-NPRT1-0425
1.929351.113
Common Stocks - 96.7%
	Shares	Value ($)
BRAZIL - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	422,800	3,752,643
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	867,100	2,316,105
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	1,030,691	2,973,529
Consumer Staples - 0.2%
Beverages - 0.1%
Ambev SA	4,838,000	9,189,142
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	1,318,736	4,759,053
Food Products - 0.0%
BRF SA	516,600	1,935,023
Personal Care Products - 0.0%
Natura & Co Holding SA	922,590	1,992,297
TOTAL CONSUMER STAPLES		17,875,515

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cosan SA	1,246,696	1,651,154
Petroleo Brasileiro SA	4,585,800	29,575,175
Petroleo Brasileiro SA	3,809,397	27,149,218
PRIO SA/Brazil (b)	821,700	5,763,380
Ultrapar Participacoes SA	742,000	2,100,030
		66,238,957
Financials - 1.7%
Banks - 1.3%
Banco Bradesco SA	1,665,280	3,140,182
Banco Bradesco SA	5,411,404	11,194,955
Banco do Brasil SA	1,759,500	8,333,769
Inter & Co Inc Class A (c)	247,126	1,292,469
Itau Unibanco Holding SA	4,959,531	28,692,729
Itausa SA	5,827,654	9,503,263
NU Holdings Ltd/Cayman Islands Class A (b)	3,015,200	39,921,248
		102,078,615
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	5,553,842	10,634,319
Banco BTG Pactual SA unit	1,207,000	6,726,840
XP Inc Class A	379,970	5,186,591
		22,547,750
Financial Services - 0.0%
StoneCo Ltd Class A (b)	257,068	2,357,314
Insurance - 0.1%
BB Seguridade Participacoes SA	716,400	4,724,473
Caixa Seguridade Participacoes S/A	614,000	1,542,341
		6,266,814
TOTAL FINANCIALS		133,250,493

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	5,015,544	2,076,919
Rede D'Or Sao Luiz SA (d)(e)	820,020	3,921,862
		5,998,781
Pharmaceuticals - 0.0%
Hypera SA	389,000	1,216,779
TOTAL HEALTH CARE		7,215,560

Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA (b)	719,900	7,354,152
Electrical Equipment - 0.2%
WEG SA	1,718,264	16,182,827
Ground Transportation - 0.1%
Localiza Rent a Car SA	941,779	4,974,755
Rumo SA	1,328,900	4,184,044
		9,158,799
Transportation Infrastructure - 0.0%
CCR SA	1,033,600	1,986,178
TOTAL INDUSTRIALS		34,681,956

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	568,500	3,313,303
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	841,790	3,232,307
Metals & Mining - 0.5%
Cia Siderurgica Nacional SA	678,600	1,055,514
Gerdau SA	1,420,470	4,185,538
Vale SA	3,484,107	32,295,082
		37,536,134
Paper & Forest Products - 0.1%
Suzano SA	711,617	7,594,657
TOTAL MATERIALS		48,363,098

Utilities - 0.4%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA	1,198,965	7,404,223
Centrais Eletricas Brasileiras SA Series B	280,806	1,907,581
Cia Energetica de Minas Gerais	1,852,374	3,473,964
Cia Paranaense de Energia - Copel Series B	1,117,200	1,854,337
CPFL Energia SA	235,800	1,387,189
Energisa S/A unit	249,600	1,693,883
Equatorial Energia SA	1,210,773	6,246,491
Equatorial Energia SA rights 2/13/2025 (b)	4,150	3,373
		23,971,041
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	208,750	1,314,499
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	489,700	7,924,458
TOTAL UTILITIES		33,209,998

TOTAL BRAZIL		353,191,157
CHILE - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	897,429	3,403,442
Specialty Retail - 0.0%
Empresas Copec SA	399,102	2,669,902
TOTAL CONSUMER DISCRETIONARY		6,073,344

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	1,307,098	3,331,374
Financials - 0.2%
Banks - 0.2%
Banco de Chile	46,524,533	5,764,697
Banco de Credito e Inversiones SA	89,492	2,737,494
Banco Santander Chile	67,504,129	3,489,101
		11,991,292
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	154,630,042	2,342,545
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	146,170	5,774,378
Paper & Forest Products - 0.0%
Empresas Cmpc SA	1,151,396	1,964,968
TOTAL MATERIALS		7,739,346

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	21,959,728	1,975,906
Enel Chile SA	28,315,680	1,682,948
		3,658,854
TOTAL CHILE		35,136,755
CHINA - 27.2%
Communication Services - 5.7%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (d)(e)	45,370,000	6,521,439
Entertainment - 0.7%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	136,200	281,131
China Ruyi Holdings Ltd (b)(c)	6,400,000	2,045,201
Kingsoft Corp Ltd	957,200	4,803,260
Mango Excellent Media Co Ltd A Shares (China)	114,907	442,044
Netease Inc	1,978,850	40,675,660
Tencent Music Entertainment Group Class A ADR	768,678	9,208,762
		57,456,058
Interactive Media & Services - 4.9%
Autohome Inc Class A ADR	68,026	1,906,089
Baidu Inc A Shares (b)	2,333,952	26,388,783
Bilibili Inc Z Shares (b)	237,612	3,984,906
Kanzhun Ltd ADR (b)	271,642	3,914,361
Kuaishou Technology B Shares (b)(d)(e)	2,740,200	14,805,429
Kunlun Tech Co Ltd A Shares (China)	75,600	387,170
Tencent Holdings Ltd	6,648,100	349,791,232
		401,177,970
Media - 0.0%
China Literature Ltd (b)(d)(e)	416,800	1,396,127
Focus Media Information Technology Co Ltd A Shares (China)	886,820	809,223
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	156,300	243,392
		2,448,742
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,952,800	1,319,807
TOTAL COMMUNICATION SERVICES		468,924,016

Consumer Discretionary - 8.5%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	37,260	235,644
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	17,500	318,441
Fuyao Glass Industry Group Co Ltd A Shares (China)	148,000	1,220,935
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	592,800	3,994,148
Huayu Automotive Systems Co Ltd A Shares (China)	193,600	449,682
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	34,100	512,051
Ningbo Tuopu Group Co Ltd A Shares (China)	103,550	940,705
Sailun Group Co Ltd A Shares (China)	201,900	427,651
Shandong Linglong Tyre Co Ltd A Shares (China)	89,900	225,152
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	130,400	306,439
		8,630,848
Automobiles - 1.2%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	134,100	757,960
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	342,300	376,085
BYD Co Ltd A Shares (China)	111,000	4,221,553
BYD Co Ltd H Shares	1,068,000	37,529,914
Chongqing Changan Automobile Co Ltd A Shares (China)	508,176	882,979
Geely Automobile Holdings Ltd	6,183,000	11,347,284
Great Wall Motor Co Ltd A Shares (China)	152,300	524,412
Great Wall Motor Co Ltd H Shares	2,374,500	3,858,003
Guangzhou Automobile Group Company Ltd A Shares (China)	299,700	356,755
Guangzhou Automobile Group Company Ltd H Shares	8,000	3,131
Li Auto Inc A Shares (b)	1,265,348	14,893,054
NIO Inc A Shares (b)(c)	1,490,609	6,450,234
SAIC Motor Corp Ltd A Shares (China)	473,900	1,123,925
Seres Group Co Ltd A Shares (China)	92,700	1,708,780
XPeng Inc A Shares (b)	1,269,452	9,647,651
Yadea Group Holdings Ltd (d)(e)	1,275,185	2,107,879
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	514,200	2,128,229
		97,917,828
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	16,667,840	204,455,805
JD.com Inc A Shares	2,528,407	51,429,871
MINISO Group Holding Ltd A Shares (c)	386,564	2,227,006
PDD Holdings Inc Class A ADR (b)	710,672	79,531,304
Vipshop Holdings Ltd Class A ADR	349,750	5,025,908
		342,669,894
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	336,800	599,682
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	1,506,310	7,337,416
TAL Education Group Class A ADR (b)	421,958	5,160,546
		12,497,962
Hotels, Restaurants & Leisure - 2.1%
H World Group Ltd ADR	208,444	6,699,390
Haidilao International Holding Ltd (d)(e)	1,711,000	3,184,012
Meituan B Shares (b)(d)(e)	5,067,520	96,447,865
Tongcheng Travel Holdings Ltd (d)	1,308,800	3,285,480
TravelSky Technology Ltd H Shares	954,000	1,171,700
Trip.com Group Ltd (b)	633,062	44,462,566
Yum China Holdings Inc	390,828	18,075,795
		173,326,808
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	11,344	359,981
Ecovacs Robotics Co Ltd A Shares (China)	34,800	205,731
Gree Electric Appliances Inc of Zhuhai A Shares (China)	172,900	1,074,399
Haier Smart Home Co Ltd A Shares (China)	382,900	1,470,417
Haier Smart Home Co Ltd H Shares	2,487,000	8,225,900
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	73,900	329,083
Hisense Home Appliances Group Co Ltd A Shares (China)	56,500	248,475
Hisense Home Appliances Group Co Ltd H Shares (c)	353,000	1,223,193
Midea Group Co Ltd A Shares (China)	214,500	2,192,595
Midea Group Co Ltd H Shares (c)	300,200	2,885,686
Oppein Home Group Inc A Shares (China)	31,160	282,042
Zhejiang Supor Co Ltd A Shares (China)	32,600	239,297
		18,736,799
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	119,200	1,004,536
China Tourism Group Duty Free Corp Ltd H Shares (d)(e)	1,200	7,192
Chow Tai Fook Jewellery Group Ltd	2,044,400	1,839,249
HLA Group Corp Ltd A Shares (China)	294,900	358,257
Pop Mart International Group Ltd (d)(e)	549,800	6,632,683
Zhongsheng Group Holdings Ltd	848,000	1,336,444
		11,178,361
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	1,303,000	13,804,419
Bosideng International Holdings Ltd	3,970,000	1,910,638
Li Ning Co Ltd	2,380,500	4,894,263
Shenzhou International Group Holdings Ltd	846,200	6,369,387
		26,978,707
TOTAL CONSUMER DISCRETIONARY		692,536,889

Consumer Staples - 1.1%
Beverages - 0.6%
Anhui Gujing Distillery Co Ltd A Shares (China)	25,100	578,085
Anhui Gujing Distillery Co Ltd B Shares	116,700	1,695,112
Anhui Yingjia Distillery Co Ltd A Shares (China)	40,900	316,565
Beijing Yanjing Brewery Co Ltd A Shares (China)	173,100	271,282
China Resources Beer Holdings Co Ltd	1,660,378	5,033,850
Chongqing Brewery Co Ltd A Shares (China)	29,500	226,173
Eastroc Beverage Group Co Ltd A Shares (China)	26,600	892,929
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	77,000	463,760
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	92,500	1,003,983
Kweichow Moutai Co Ltd A Shares (China)	77,100	15,346,066
Luzhou Laojiao Co Ltd A Shares (China)	90,400	1,450,205
Nongfu Spring Co Ltd H Shares (c)(d)(e)	2,061,000	9,667,674
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	74,940	1,789,635
Tsingtao Brewery Co Ltd A Shares (China)	48,400	466,173
Tsingtao Brewery Co Ltd H Shares	630,000	3,864,783
Wuliangye Yibin Co Ltd A Shares (China)	238,400	4,211,983
		47,278,258
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)(c)	5,764,000	2,670,471
JD Health International Inc (b)(d)(e)	1,142,850	4,700,823
Yifeng Pharmacy Chain Co Ltd A Shares (China)	74,430	234,967
		7,606,261
Food Products - 0.3%
Angel Yeast Co Ltd A Shares (China)	53,100	254,160
Anjoy Foods Group Co Ltd A Shares (China)	17,900	186,979
China Feihe Ltd (d)(e)	3,712,000	2,539,170
China Huishan Dairy Holdings Co Ltd (b)(f)	888,000	1
China Mengniu Dairy Co Ltd	3,215,000	6,387,172
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	284,556	1,617,594
Guangdong Haid Group Co Ltd A Shares (China)	102,200	702,468
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	77,500	236,299
Heilongjiang Agriculture Co Ltd A Shares (China)	109,200	214,871
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	212,723	774,371
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	390,900	1,508,829
Muyuan Foods Co Ltd A Shares (China)	335,640	1,729,904
New Hope Liuhe Co Ltd A Shares (China) (b)	279,100	335,547
Tingyi Cayman Islands Holding Corp	2,018,000	3,071,586
Want Want China Holdings Ltd	4,836,000	2,941,855
Wens Foodstuff Group Co Ltd A Shares (China)	408,580	912,054
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	99,900	423,890
		23,836,750
Personal Care Products - 0.1%
Bloomage Biotechnology Corp Ltd A Shares (China)	29,581	198,163
Giant Biogene Holding Co ltd (d)(e)	315,800	2,346,645
Hengan International Group Co Ltd	641,000	1,752,243
		4,297,051
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	1,896,000	3,056,220
TOTAL CONSUMER STAPLES		86,074,540

Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	1,854,000	1,667,955
CNOOC Energy Technology & Services Ltd A Shares (China)	416,200	241,226
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	62,900	360,860
		2,270,041
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares	2,102,000	2,411,720
China Merchants Energy Shipping Co Ltd A Shares (China)	500,100	478,850
China Petroleum & Chemical Corp A Shares (China)	2,012,300	1,691,612
China Petroleum & Chemical Corp H Shares	24,877,000	13,664,647
China Shenhua Energy Co Ltd A Shares (China)	403,900	2,229,700
China Shenhua Energy Co Ltd H Shares	3,458,500	13,914,960
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	222,600	380,055
COSCO SHIPPING Energy Transportation Co Ltd H Shares (c)	1,308,000	1,195,210
Guanghui Energy Co Ltd A Shares (China)	403,200	339,276
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	137,600	384,844
Inner Mongolia Yitai Coal Co Ltd B Shares	1,087,304	2,258,322
PetroChina Co Ltd A Shares (China)	1,334,800	1,526,627
PetroChina Co Ltd H Shares	21,580,000	16,589,561
Pingdingshan Tianan Coal Mining Co Ltd A Shares (China)	152,300	189,856
Shaanxi Coal Industry Co Ltd A Shares (China)	595,300	1,786,821
Shan Xi Hua Yang Group New Energy Co Ltd A Shares (China)	222,600	208,266
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	348,660	356,865
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	184,100	319,946
Yankuang Energy Group Co Ltd A Shares (China)	303,475	563,949
Yankuang Energy Group Co Ltd H Shares	3,340,600	3,528,426
		64,019,513
TOTAL ENERGY		66,289,554

Financials - 4.9%
Banks - 3.3%
Agricultural Bank of China Ltd A Shares (China)	5,219,700	3,719,181
Agricultural Bank of China Ltd H Shares	28,325,000	15,558,593
Bank of Beijing Co Ltd A Shares (China)	1,298,280	1,074,031
Bank of Changsha Co Ltd A Shares (China)	246,900	314,918
Bank of Chengdu Co Ltd A Shares (China)	234,200	556,466
Bank of China Ltd A Shares (China)	2,149,200	1,616,979
Bank of China Ltd H Shares	72,758,000	37,537,335
Bank of Communications Co Ltd A Shares (China)	2,405,600	2,409,484
Bank of Communications Co Ltd H Shares	8,965,000	7,236,984
Bank of Hangzhou Co Ltd A Shares (China)	364,120	743,026
Bank of Jiangsu Co Ltd A Shares (China)	1,126,900	1,546,109
Bank of Nanjing Co Ltd A Shares (China)	650,700	960,096
Bank of Ningbo Co Ltd A Shares (China)	405,480	1,479,816
Bank of Shanghai Co Ltd A Shares (China)	872,377	1,120,383
Bank of Suzhou Co Ltd A Shares (China)	225,600	247,250
China CITIC Bank Corp Ltd A Shares (China)	32,900	30,214
China CITIC Bank Corp Ltd H Shares	9,099,000	6,492,697
China Construction Bank Corp A Shares (China)	582,400	686,585
China Construction Bank Corp H Shares	98,432,000	80,095,623
China Everbright Bank Co Ltd A Shares (China)	2,775,200	1,485,160
China Everbright Bank Co Ltd H Shares	3,349,000	1,306,608
China Merchants Bank Co Ltd A Shares (China)	1,265,000	7,120,119
China Merchants Bank Co Ltd H Shares	3,995,846	21,871,794
China Minsheng Banking Corp Ltd A Shares (China)	2,557,400	1,467,614
China Minsheng Banking Corp Ltd H Shares	6,283,040	2,991,578
China Zheshang Bank Co Ltd A Shares (China)	1,322,980	530,071
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	494,500	412,677
Chongqing Rural Commercial Bank Co Ltd H Shares	61,000	37,264
CNPC Capital Co Ltd A Shares (China)	517,600	469,145
Huaxia Bank Co Ltd A Shares (China)	814,400	855,037
Industrial & Commercial Bank of China Ltd A Shares (China)	3,856,100	3,631,568
Industrial & Commercial Bank of China Ltd H Shares	71,074,000	48,252,860
Industrial Bank Co Ltd A Shares (China)	1,275,700	3,584,460
Ping An Bank Co Ltd A Shares (China)	1,191,700	1,890,907
Postal Savings Bank of China Co Ltd A Shares (China)	1,775,500	1,328,220
Postal Savings Bank of China Co Ltd H Shares (d)(e)	8,141,000	4,847,886
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,802,400	2,655,579
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	592,200	683,307
		268,847,624
Capital Markets - 0.5%
BOC International China Co Ltd A Shares (China)	170,600	246,213
Caitong Securities Co Ltd A Shares (China)	285,290	301,301
Capital Securities Co Ltd A Shares (China)	111,900	305,786
Changjiang Securities Co Ltd A Shares (China)	339,600	299,473
China Galaxy Securities Co Ltd A Shares (China)	444,000	857,651
China Galaxy Securities Co Ltd H Shares	3,590,500	3,248,634
China Great Wall Securities Co Ltd A Shares (China)	247,800	265,595
China International Capital Corp Ltd A Shares (China)	179,200	771,629
China International Capital Corp Ltd H Shares (d)(e)	1,559,600	2,574,014
China Merchants Securities Co Ltd A Shares (China)	455,800	1,135,227
CITIC Securities Co Ltd A Shares (China)	751,595	2,799,692
CITIC Securities Co Ltd H Shares	1,609,425	4,358,227
CSC Financial Co Ltd A Shares (China)	265,900	874,797
Dongxing Securities Co Ltd A Shares (China)	198,500	291,487
East Money Information Co Ltd A Shares (China)	969,317	3,081,451
Everbright Securities Co Ltd A Shares (China)	239,900	562,469
Founder Securities Co Ltd A Shares (China)	505,600	546,515
GF Securities Co Ltd A Shares (China)	349,000	747,570
GF Securities Co Ltd H Shares	22,400	30,185
Guolian Securities Co Ltd A Shares (China)	146,800	222,950
Guosen Securities Co Ltd A Shares (China)	393,500	561,905
Guotai Junan Securities Co Ltd A Shares (China)	461,300	1,132,423
Guoyuan Securities Co Ltd A Shares (China)	268,010	294,177
Haitong Securities Co Ltd A Shares (China)	592,500	867,358
Haitong Securities Co Ltd H Shares (c)	2,792,400	2,433,347
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	33,000	1,285,375
Huatai Securities Co Ltd A Shares (China)	411,400	968,240
Huatai Securities Co Ltd H Shares (d)(e)	1,371,800	2,345,048
Industrial Securities Co Ltd A Shares (China)	530,510	438,638
Nanjing Securities Co Ltd A Shares (China)	226,500	263,800
Orient Securities Co Ltd/China A Shares (China)	458,708	617,772
SDIC Capital Co Ltd A Shares (China)	394,600	387,650
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,383,900	959,972
Sinolink Securities Co Ltd A Shares (China)	228,100	260,018
SooChow Securities Co Ltd A Shares (China)	305,245	317,776
Southwest Securities Co Ltd A Shares (China)	408,200	246,609
Tianfeng Securities Co Ltd A Shares (China) (b)	532,200	302,046
Western Securities Co Ltd A Shares (China)	274,500	290,295
Zheshang Securities Co Ltd A Shares (China)	238,500	372,731
Zhongtai Securities Co Ltd A Shares (China)	428,000	368,018
		38,234,064
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	119,171	4,754,923
Financial Services - 0.0%
Far East Horizon Ltd	1,990,000	1,463,404
Insurance - 1.1%
China Life Insurance Co Ltd A Shares (China)	169,300	952,202
China Life Insurance Co Ltd H Shares	7,619,000	14,060,912
China Pacific Insurance Group Co Ltd A Shares (China)	419,500	1,879,718
China Pacific Insurance Group Co Ltd H Shares	2,699,600	8,020,604
China Taiping Insurance Holdings Co Ltd	1,471,377	2,186,699
New China Life Insurance Co Ltd A Shares (China)	130,500	863,225
New China Life Insurance Co Ltd H Shares	947,500	2,954,895
People's Insurance Co Group of China Ltd/The A Shares (China)	575,600	570,419
People's Insurance Co Group of China Ltd/The H Shares	8,942,000	4,567,456
PICC Property & Casualty Co Ltd H Shares	7,061,840	11,455,699
Ping An Insurance Group Co of China Ltd A Shares (China)	659,294	4,650,414
Ping An Insurance Group Co of China Ltd H Shares	6,862,000	38,637,756
		90,799,999
TOTAL FINANCIALS		404,100,014

Health Care - 0.9%
Biotechnology - 0.3%
Akeso Inc (b)(d)(e)	620,000	4,841,823
Beigene Ltd H Shares (b)	712,330	12,369,134
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	121,460	350,228
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	64,707	608,552
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	147,050	491,256
Hualan Biological Engineering Inc A Shares (China)	112,360	245,716
Imeik Technology Development Co Ltd A Shares (China)	18,600	439,063
Innovent Biologics Inc (b)(d)(e)	1,255,500	5,325,309
Shanghai RAAS Blood Products Co Ltd A Shares (China)	405,900	391,139
		25,062,220
Health Care Equipment & Supplies - 0.1%
Autobio Diagnostics Co Ltd A Shares (China)	36,000	199,616
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	61,700	305,571
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,545,600	1,587,753
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	50,609	871,583
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	74,500	2,400,329
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	48,300	413,523
		5,778,375
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	572,771	978,711
China National Medicines Corp Ltd A Shares (China)	46,300	206,445
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	86,700	322,288
Huadong Medicine Co Ltd A Shares (China)	107,980	520,051
Jointown Pharmaceutical Group Co Ltd A Shares (China)	308,210	212,434
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	161,800	450,460
Shanghai Pharmaceuticals Holding Co Ltd H Shares	722,600	1,146,233
Sinopharm Group Co Ltd H Shares	1,373,200	3,621,616
		7,458,238
Life Sciences Tools & Services - 0.2%
Genscript Biotech Corp (b)(c)	1,198,000	1,642,044
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	21,100	143,099
Hangzhou Tigermed Consulting Co Ltd H Shares (d)(e)	3,300	11,879
Pharmaron Beijing Co Ltd A Shares (China)	84,925	292,657
Pharmaron Beijing Co Ltd H Shares (d)(e)	12,775	23,117
Wuxi Apptec Co Ltd A Shares (China)	151,244	1,158,975
Wuxi Apptec Co Ltd H Shares (d)(e)	320,922	2,273,502
Wuxi Biologics Cayman Inc (b)(d)(e)	3,614,500	8,544,654
		14,089,927
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	20,840	215,008
Beijing Tong Ren Tang Co Ltd A Shares (China)	84,200	430,210
Changchun High-Tech Industry Group Co Ltd A Shares (China)	24,700	318,105
China Resources Pharmaceutical Group Ltd (d)(e)	1,929,000	1,294,764
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	78,880	482,308
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	86,260	343,037
CSPC Pharmaceutical Group Ltd	8,379,840	4,796,531
Dong-E-E-Jiao Co Ltd A Shares (China)	39,600	332,599
Hansoh Pharmaceutical Group Co Ltd (d)(e)	1,216,000	2,790,344
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	56,600	215,894
Humanwell Healthcare Group Co Ltd A Shares (China)	100,200	300,954
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	391,775	2,420,516
Jiangsu Nhwa Pharmaceutical Co Ltd A Shares (China)	62,300	197,828
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,213	0
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	120,400	395,760
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	19,500	32,734
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	68,300	281,433
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	102,660	193,154
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	98,400	382,765
Yunnan Baiyao Group Co Ltd A Shares (China)	109,600	877,752
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	37,100	1,039,740
Zhejiang Huahai Pharmaceutical Co Ltd A Shares (China)	89,520	191,918
		17,533,354
TOTAL HEALTH CARE		69,922,114

Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	80,800	219,422
AECC Aviation Power Co Ltd A Shares (China)	163,700	846,332
AviChina Industry & Technology Co Ltd H Shares	2,543,000	1,181,440
AVICOPTER PLC A Shares (China)	50,600	252,563
Kuang-Chi Technologies Co Ltd A Shares (China)	132,300	745,169
		3,244,926
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(d)(e)	2,034,500	3,483,134
SF Holding Co Ltd A Shares (China)	295,700	1,609,037
YTO Express Group Co Ltd A Shares (China)	211,600	401,249
ZTO Express Cayman Inc A Shares	432,899	8,288,158
		13,781,578
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	103,800	449,272
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	56,300	220,518
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	104,590	292,614
		513,132
Construction & Engineering - 0.2%
China Communications Services Corp Ltd H Shares	2,448,000	1,388,642
China Energy Engineering Corp Ltd A Shares (China)	1,991,700	619,558
China National Chemical Engineering Co Ltd A Shares (China)	375,200	386,443
China Railway Group Ltd A Shares (China)	1,254,300	1,027,083
China Railway Group Ltd H Shares	4,320,000	2,084,627
China State Construction Engineering Corp Ltd A Shares (China)	2,555,180	1,993,535
China State Construction International Holdings Ltd	2,063,000	3,023,583
Metallurgical Corp of China Ltd A Shares (China)	1,096,300	470,556
Power Construction Corp of China Ltd A Shares (China)	1,057,900	743,500
Sichuan Road and Bridge Group Co Ltd A Shares (China)	356,700	353,978
Sinoma International Engineering Co A Shares (China)	162,200	214,489
		12,305,994
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	314,800	317,281
CNGR Advanced Material Co Ltd A Shares (China)	57,520	268,933
Contemporary Amperex Technology Co Ltd A Shares (China)	270,380	9,657,787
Dongfang Electric Corp Ltd A Shares (China)	170,600	352,242
Eve Energy Co Ltd A Shares (China)	125,655	740,602
GEM Co Ltd A Shares (China)	315,200	276,752
Ginlong Technologies Co Ltd A Shares (China)	24,550	172,539
Goldwind Science & Technology Co Ltd A Shares (China)	212,000	281,587
Goneo Group Co Ltd A Shares (China)	39,725	391,257
Gotion High-Tech Co Ltd A Shares (China)	110,100	314,930
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	209,600	395,674
NARI Technology Co Ltd A Shares (China)	493,294	1,574,560
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	42,200	308,154
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	86,700	364,436
Shanghai Electric Group Co Ltd A Shares (China) (b)	777,100	779,340
Sieyuan Electric Co Ltd A Shares (China)	47,500	530,042
Sungrow Power Supply Co Ltd A Shares (China)	127,340	1,268,293
Sunwoda Electronic Co Ltd A Shares (China)	114,400	338,613
TBEA Co Ltd A Shares (China)	310,270	512,485
Zhejiang Chint Electrics Co Ltd A Shares (China)	132,000	403,874
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	104,250	422,035
		19,671,416
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,015,500	2,380,854
Daqin Railway Co Ltd A Shares (China)	1,121,200	1,031,033
		3,411,887
Industrial Conglomerates - 0.1%
CITIC Ltd	5,955,000	6,694,876
Fosun International Ltd	2,513,000	1,370,686
		8,065,562
Machinery - 0.4%
Airtac International Group	143,551	3,717,472
China CSSC Holdings Ltd A Shares (China)	274,700	1,274,683
CRRC Corp Ltd A Shares (China)	1,484,000	1,528,476
CRRC Corp Ltd H Shares	4,492,000	2,853,657
FAW Jiefang Group Co Ltd A Shares (China)	201,500	218,949
Haitian International Holdings Ltd	653,000	1,730,573
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	82,376	707,023
Ningbo Deye Technology Co Ltd A Shares (China)	39,608	464,283
Sany Heavy Industry Co Ltd A Shares (China)	520,400	1,158,755
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	49,100	351,191
Shenzhen Inovance Technology Co Ltd A Shares (China)	82,250	686,059
Sinotruk Hong Kong Ltd	706,500	2,053,700
Tian Di Science & Technology Co Ltd A Shares (China)	254,200	210,860
Weichai Power Co Ltd A Shares (China)	435,000	867,393
Weichai Power Co Ltd H Shares	1,965,200	3,404,844
XCMG Construction Machinery Co Ltd A Shares (China)	725,600	766,467
Yutong Bus Co Ltd A Shares (China)	136,000	535,468
Zhejiang Dingli Machinery Co Ltd A Shares (China)	31,060	290,045
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	114,600	485,049
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	52,801	336,882
Zhuzhou CRRC Times Electric Co Ltd H Shares	500,900	1,931,755
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	204,500	206,882
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares (c)	328,400	243,185
		26,023,651
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	780,310	1,541,660
COSCO SHIPPING Holdings Co Ltd H Shares	2,951,550	4,431,928
		5,973,588
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	635,500	656,496
Air China Ltd H Shares (b)(c)	144,000	88,153
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,050,300	563,226
China Southern Airlines Co Ltd A Shares (China) (b)	554,500	473,459
China Southern Airlines Co Ltd H Shares (b)	270,000	128,556
Hainan Airlines Holding Co Ltd A Shares (China) (b)	2,630,900	592,618
Juneyao Airlines Co Ltd A Shares (China)	135,900	248,819
Spring Airlines Co Ltd A Shares (China)	60,100	447,579
		3,198,906
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	213,100	1,598,544
Shanxi Coal International Energy Group Co Ltd A Shares (China)	121,800	185,878
Xiamen C & D Inc A Shares (China)	181,000	240,026
		2,024,448
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	349,000	618,694
China Merchants Port Holdings Co Ltd	1,289,283	2,170,895
Jiangsu Expressway Co Ltd H Shares	1,250,000	1,381,242
Liaoning Port Co Ltd A Shares (China)	1,151,100	252,763
Shanghai International Airport Co Ltd A Shares (China)	76,400	350,828
Zhejiang Expressway Co Ltd H Shares	1,619,920	1,164,228
		5,938,650
TOTAL INDUSTRIALS		104,603,010

Information Technology - 2.2%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	807,000	4,380,973
Guangzhou Haige Communications Group Inc Co A Shares (China)	152,400	217,641
Hengtong Optic-electric Co Ltd A Shares (China)	151,500	328,071
Suzhou TFC Optical Communication Co Ltd A Shares (China)	33,980	473,008
Yealink Network Technology Corp Ltd A Shares (China)	77,630	441,247
Zhongji Innolight Co Ltd A Shares (China)	68,880	1,092,809
ZTE Corp A Shares (China)	246,500	1,362,950
ZTE Corp H Shares	774,480	2,693,619
		10,990,318
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	797,500	4,093,995
Accelink Technologies Co Ltd A Shares (China)	48,800	326,416
Avary Holding Shenzhen Co Ltd A Shares (China)	142,400	799,247
BOE Technology Group Co Ltd A Shares (China)	2,269,500	1,399,203
Chaozhou Three-Circle Group Co Ltd A Shares (China)	117,700	616,176
China Railway Signal & Communication Corp Ltd A Shares (China)	441,136	355,348
Eoptolink Technology Inc Ltd A Shares (China)	43,500	756,006
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	707,740	218,242
Foxconn Industrial Internet Co Ltd A Shares (China)	813,396	2,418,740
GoerTek Inc A Shares (China)	209,800	805,083
Huagong Tech Co Ltd A Shares (China)	61,800	336,267
Lens Technology Co Ltd A Shares (China)	306,000	1,103,672
Lingyi iTech Guangdong Co A Shares (China)	430,400	507,103
Luxshare Precision Industry Co Ltd A Shares (China)	443,728	2,477,299
Maxscend Microelectronics Co Ltd A Shares (China)	32,876	357,066
Ofilm Group Co Ltd A Shares (China) (b)	203,300	331,186
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	12,616	348,331
Shengyi Technology Co Ltd A Shares (China)	149,200	617,271
Shennan Circuits Co Ltd A Shares (China)	31,540	571,478
Sunny Optical Technology Group Co Ltd	728,300	6,482,065
SUPCON Technology Co Ltd A Shares (China)	48,550	338,162
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	104,800	486,300
TCL Technology Group Corp A Shares (China)	1,153,190	800,385
Unisplendour Corp Ltd A Shares (China)	175,603	615,307
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	113,200	244,618
Victory Giant Technology Huizhou Co Ltd A Shares (China) (b)	53,000	394,519
Wingtech Technology Co Ltd A Shares (China)	76,300	355,172
Wuhan Guide Infrared Co Ltd A Shares (China)	262,269	236,905
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	117,590	680,392
Zhejiang Dahua Technology Co Ltd A Shares (China)	202,200	424,528
		29,496,482
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	58,500	433,278
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	88,100	730,227
		1,163,505
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Shanghai Inc A Shares (China)	17,732	240,787
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	38,153	953,134
Amlogic Shanghai Co Ltd A Shares (China) (b)	25,700	299,505
Cambricon Technologies Corp Ltd A Shares (China) (b)	25,635	2,046,268
China Resources Microelectronics Ltd A Shares (China)	81,273	512,694
Flat Glass Group Co Ltd A Shares (China)	116,800	309,019
GalaxyCore Inc A Shares (China)	133,076	255,157
GCL Technology Holdings Ltd (b)(c)	23,319,000	3,681,050
Gigadevice Semiconductor Inc A Shares (China) (b)	40,884	721,682
Hangzhou First Applied Material Co Ltd A Shares (China)	160,157	322,847
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (b)	102,200	355,212
Hua Hong Semiconductor Ltd (c)(d)(e)	670,000	1,964,797
Hwatsing Technology Co Ltd A Shares (China)	14,537	320,101
Hygon Information Technology Co Ltd A Shares (China)	142,731	2,542,920
Ingenic Semiconductor Co Ltd A Shares (China)	29,600	264,735
JA Solar Technology Co Ltd A Shares (China)	203,272	349,470
JCET Group Co Ltd A Shares (China)	109,900	591,352
Jinko Solar Co Ltd A Shares (China)	614,391	517,208
LONGi Green Energy Technology Co Ltd A Shares (China)	465,348	956,244
Loongson Technology Corp Ltd (China) (b)	20,520	333,059
Montage Technology Co Ltd A Shares (China)	70,161	662,007
National Silicon Industry Group Co Ltd A Shares (China)	168,698	416,684
NAURA Technology Group Co Ltd A Shares (China)	32,600	1,703,807
Piotech Inc A Shares (China)	17,091	337,988
Rockchip Electronics Co Ltd A Shares (China)	25,700	588,368
Sanan Optoelectronics CO Ltd A Shares (China)	306,400	486,088
SG Micro Corp A Shares (China)	28,975	338,672
Shenzhen Goodix Technology Co Ltd A Shares (China)	27,800	303,963
Silergy Corp	336,000	3,877,377
Suzhou Maxwell Technologies Co Ltd A Shares (China)	17,144	219,400
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	248,275	285,426
Tianshui Huatian Technology Co Ltd A Shares (China)	196,800	306,347
TongFu Microelectronics Co Ltd A Shares (China)	93,200	365,347
Tongwei Co Ltd A Shares (China)	276,500	779,259
Trina Solar Co Ltd A Shares (China)	133,832	317,630
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	52,219	427,623
Will Semiconductor Co Ltd Shanghai A Shares (China)	74,535	1,090,193
Xinjiang Daqo New Energy Co Ltd A Shares (China)	109,762	324,577
Xinyi Solar Holdings Ltd	5,017,498	2,054,161
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	80,400	340,455
		32,762,613
Software - 0.1%
360 Security Technology Inc A Shares (China)	438,800	670,434
Beijing Kingsoft Office Software Inc A Shares (China)	28,403	1,243,135
China National Software & Service Co Ltd A Shares (China) (b)	52,210	313,241
Empyrean Technology Co Ltd A Shares (China)	27,800	408,871
Hundsun Technologies Inc A Shares (China)	116,352	419,127
Iflytek Co Ltd A Shares (China)	142,000	997,160
Kingdee International Software Group Co Ltd (b)	3,119,000	4,114,956
Shanghai Baosight Software Co Ltd A Shares (China)	132,745	531,938
Shanghai Baosight Software Co Ltd B Shares	740,621	1,185,991
Yonyou Network Technology CO Ltd A Shares (China) (b)	209,838	318,071
		10,202,924
Technology Hardware, Storage & Peripherals - 1.2%
Anker Innovations Technology Co Ltd A Shares (China)	32,610	490,691
China Greatwall Technology Group Co Ltd A Shares (China) (b)	198,100	356,639
GRG Banking Equipment Co Ltd A Shares (China)	152,700	235,224
Huaqin Technology Co Ltd A Shares (China)	52,000	536,272
IEIT Systems Co Ltd A Shares (China)	90,396	649,906
Lenovo Group Ltd	8,252,000	9,838,561
Ninestar Corp A Shares (China) (b)	87,000	306,527
Shenzhen Transsion Holdings Co Ltd A Shares (China)	69,340	963,511
Xiaomi Corp B Shares (b)(d)(e)	15,688,800	78,633,203
		92,010,534
TOTAL INFORMATION TECHNOLOGY		176,626,376

Materials - 0.8%
Chemicals - 0.2%
Cathay Biotech Inc A Shares (China)	35,591	217,429
Ganfeng Lithium Group Co Ltd A Shares (China)	99,100	453,777
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	117,800	298,559
Hengli Petrochemical Co Ltd A Shares (China)	432,240	895,178
Hoshine Silicon Industry Co Ltd A Shares (China)	48,400	347,505
Huafon Chemical Co Ltd A Shares (China)	304,800	340,982
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	517,500	374,590
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	406,000	480,695
Jiangsu Yoke Technology Co Ltd A Shares (China)	29,200	241,758
LB Group Co Ltd A Shares (China)	146,573	368,001
Meihua Holdings Group Co Ltd A Shares (China)	174,000	241,611
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	450,300	1,090,631
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	333,600	763,208
Rongsheng Petrochemical Co Ltd A Shares (China)	621,800	759,348
Satellite Chemical Co Ltd A Shares (China)	206,856	573,142
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	130,420	378,487
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	131,264	267,412
Shenzhen Capchem Technology Co Ltd A Shares (China)	46,280	213,691
Tianhe Chemicals Group Ltd (b)(f)	376,000	0
Tianqi Lithium Corp A Shares (China)	90,700	383,900
Tongkun Group Co Ltd A Shares (China)	148,100	244,434
Wanhua Chemical Group Co Ltd A Shares (China)	192,800	1,828,603
Weihai Guangwei Composites Co Ltd A Shares (China)	51,060	214,952
Yunnan Energy New Material Co Ltd A Shares (China)	60,000	240,119
Yunnan Yuntianhua Co Ltd A Shares (China)	112,700	359,318
Zangge Mining Co Ltd A Shares (China)	97,100	413,784
Zhejiang Juhua Co Ltd A Shares (China)	165,800	590,366
Zhejiang Longsheng Group Co Ltd A Shares (China)	199,800	267,112
Zhejiang NHU Co Ltd A Shares (China)	189,828	590,614
		13,439,206
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	244,000	840,937
Anhui Conch Cement Co Ltd H Shares	1,265,500	3,402,537
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	74,800	127,108
China Jushi Co Ltd A Shares (China)	245,804	384,461
China National Building Material Co Ltd H Shares (c)	4,666,000	2,221,648
		6,976,691
Metals & Mining - 0.5%
Aluminum Corp of China Ltd A Shares (China)	807,400	872,109
Aluminum Corp of China Ltd H Shares	4,042,000	2,572,970
Baoshan Iron & Steel Co Ltd A Shares (China)	1,350,300	1,306,655
Chifeng Jilong Gold Mining Co A Shares (China)	102,200	256,013
China Hongqiao Group Ltd	2,909,500	4,846,740
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	222,000	645,095
China Rare Earth Resources And Technology Co Ltd A Shares (China)	65,200	248,703
Citic Pacific Special Steel Group Co Ltd A Shares (China) (b)	206,700	332,859
CMOC Group Ltd A Shares (China)	1,077,200	1,083,442
CMOC Group Ltd H Shares	3,834,000	2,814,523
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	138,200	354,433
Huaibei Mining Holdings Co Ltd A Shares (China)	165,400	322,766
Hunan Valin Steel Co Ltd A Shares (China)	424,500	266,147
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	2,787,700	685,455
JCHX Mining Management Co Ltd A Shares (China)	38,300	211,479
Jiangxi Copper Co Ltd A Shares (China)	125,500	368,248
Jiangxi Copper Co Ltd H Shares	1,140,000	1,796,635
Jinduicheng Molybdenum Co Ltd A Shares (China)	198,500	288,649
MMG Ltd (b)	4,344,000	1,421,630
Nanjing Iron & Steel Co Ltd A Shares (China)	378,900	242,968
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (b)	571,200	216,689
Shandong Gold Mining Co Ltd A Shares (China)	329,484	1,118,760
Shandong Gold Mining Co Ltd H Shares (d)(e)	576,750	987,415
Shandong Nanshan Aluminum Co Ltd A Shares (China)	719,400	404,794
Shanjin International Gold Co Ltd A Shares (China)	170,580	398,074
Tianshan Aluminum Group Co Ltd A Shares (China)	285,800	362,866
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	786,200	357,586
Western Mining Co Ltd A Shares (China)	146,400	353,844
Western Superconducting Technologies Co Ltd A Shares (China)	39,906	236,402
Xiamen Tungsten Co Ltd A Shares (China)	87,300	234,963
Yunnan Aluminium Co Ltd A Shares (China)	212,000	485,750
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	314,200	241,257
Yunnan Tin Co Ltd A Shares (China)	101,200	203,177
Zhaojin Mining Industry Co Ltd H Shares	1,543,500	2,404,817
Zhongjin Gold Corp Ltd A Shares (China)	297,700	546,491
Zijin Mining Group Co Ltd A Shares (China)	1,260,600	2,855,745
Zijin Mining Group Co Ltd H Shares	5,828,000	10,890,243
		43,236,392
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	171,600	331,351
TOTAL MATERIALS		63,983,640

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd	722,859	1,185,608
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	556,400	753,135
China Overseas Land & Investment Ltd	3,920,500	6,218,943
China Resources Land Ltd	3,284,244	9,926,199
China Resources Mixc Lifestyle Services Ltd (d)(e)	700,800	2,644,223
China Vanke Co Ltd A Shares (China) (b)	595,500	600,864
China Vanke Co Ltd H Shares (b)(c)	2,260,500	1,676,830
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	701,600	354,695
KE Holdings Inc ADR	655,064	11,417,766
Longfor Group Holdings Ltd (d)(e)	2,113,321	2,663,383
Poly Developments and Holdings Group Co Ltd A Shares (China)	735,100	848,283
Shanghai Lingang Holdings Corp Ltd A Shares (China)	146,960	198,043
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	95,100	316,670
Youngor Fashion Co Ltd A Shares (China)	285,689	322,364
		39,127,006
Utilities - 0.6%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	515,000	1,764,717
China Gas Holdings Ltd	2,782,600	2,299,817
China Resources Gas Group Ltd	947,300	3,215,658
ENN Energy Holdings Ltd	810,400	5,465,486
ENN Natural Gas Co Ltd A Shares (China)	158,500	447,574
Kunlun Energy Co Ltd	3,988,000	3,813,011
		17,006,263
Independent Power and Renewable Electricity Producers - 0.4%
CGN Power Co Ltd A Shares (China)	960,300	489,329
CGN Power Co Ltd H Shares (d)(e)	10,863,000	3,499,292
China Longyuan Power Group Corp Ltd H Shares	3,226,000	2,368,193
China National Nuclear Power Co Ltd A Shares (China)	1,159,600	1,562,889
China Power International Development Ltd	4,431,563	1,649,345
China Resources Power Holdings Co Ltd	1,969,691	4,368,159
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,757,600	1,019,750
China Yangtze Power Co Ltd A Shares (China)	1,502,500	5,991,032
Datang International Power Generation Co Ltd A Shares (China)	761,300	288,487
GD Power Development Co Ltd A Shares (China)	1,095,300	635,434
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,618,000	1
Huadian Power International Corp Ltd A Shares (China)	522,600	373,181
Huaneng Lancang River Hydropower Inc A Shares (China) (b)	331,600	413,941
Huaneng Power International Inc A Shares (China)	556,800	495,353
Huaneng Power International Inc H Shares	4,340,000	2,272,514
SDIC Power Holdings Co Ltd A Shares (China)	457,800	909,451
Shanghai Electric Power Co Ltd A Shares (China)	173,000	208,411
Shenergy Co Ltd A Shares (China)	300,500	361,164
Shenzhen Energy Group Co Ltd A Shares (China)	292,160	247,647
Sichuan Chuantou Energy Co Ltd A Shares (China)	299,300	656,460
Wintime Energy Group Co Ltd A Shares (China)	1,364,300	294,414
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	686,200	507,485
		28,611,932
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	4,114,000	1,140,446
Guangdong Investment Ltd	3,012,000	2,272,945
		3,413,391
TOTAL UTILITIES		49,031,586

TOTAL CHINA		2,221,218,745
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	263,491	2,700,705
Bancolombia SA ADR	3,413	134,984
		2,835,689
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	453,379	1,992,495
TOTAL COLOMBIA		4,828,184
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	77,800	2,855,028
Moneta Money Bank AS (d)(e)	261,479	1,477,556
		4,332,584
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	165,182	7,238,648
TOTAL CZECH REPUBLIC		11,571,232
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	1,381,663	801,271
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	2,335,926	3,543,651
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	844,815	919,491
TOTAL EGYPT		5,264,413
GREECE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	168,954	2,558,984
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	189,367	3,253,201
Specialty Retail - 0.0%
FF Group (b)(f)	1,035	0
JUMBO SA	118,363	3,217,092
		3,217,092
TOTAL CONSUMER DISCRETIONARY		6,470,293

Financials - 0.4%
Banks - 0.4%
Alpha Services and Holdings SA	2,287,746	4,233,980
Eurobank Ergasias Services and Holdings SA	2,634,080	6,592,387
National Bank of Greece SA	889,364	7,731,608
Piraeus Financial Holdings SA	1,087,742	4,921,437
		23,479,412
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	109,684	3,955,208
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	215,031	2,942,335
TOTAL GREECE		39,406,232
HONG KONG - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	10,578,000	3,828,329
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd	135,000	1,803,604
TOTAL HONG KONG		5,631,933
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	419,303	3,067,974
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	229,252	14,192,045
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	143,063	3,702,610
TOTAL HUNGARY		20,962,629
INDIA - 17.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	1,215,023	4,852,124
Tata Communications Ltd	116,676	2,193,527
		7,045,651
Interactive Media & Services - 0.1%
Info Edge India Ltd	72,943	6,481,682
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	2,622,008	49,074,689
Vodafone Idea Ltd (b)	24,967,339	2,595,719
		51,670,408
TOTAL COMMUNICATION SERVICES		65,197,741

Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Balkrishna Industries Ltd	79,140	2,526,895
Bharat Forge Ltd	262,079	3,694,673
Bosch Ltd	7,546	2,500,675
MRF Ltd	2,387	3,126,448
Samvardhana Motherson International Ltd	3,240,597	5,259,819
Sona Blw Precision Forgings Ltd (d)(e)	445,077	2,584,154
Tube Investments of India Ltd	108,876	4,165,762
		23,858,426
Automobiles - 1.2%
Bajaj Auto Ltd	68,594	6,992,515
Eicher Motors Ltd	140,243	8,395,817
Hero MotoCorp Ltd	122,801	6,135,057
Mahindra & Mahindra Ltd	954,520	32,826,098
Maruti Suzuki India Ltd	128,710	18,246,436
Tata Motors Ltd	2,071,968	17,063,247
TVS Motor Co Ltd	243,115	6,882,829
		96,541,999
Hotels, Restaurants & Leisure - 0.3%
Indian Hotels Co Ltd/The	874,082	7,692,755
Jubilant Foodworks Ltd	371,422	3,008,837
Zomato Ltd (b)	6,781,181	17,185,852
		27,887,444
Household Durables - 0.1%
Dixon Technologies India Ltd (d)	33,682	5,801,033
Specialty Retail - 0.2%
Trent Ltd	185,551	12,272,490
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	422,166	2,440,774
Page Industries Ltd	6,279	3,239,562
Titan Co Ltd	363,443	14,593,767
		20,274,103
TOTAL CONSUMER DISCRETIONARY		186,635,495

Consumer Staples - 1.2%
Beverages - 0.1%
United Spirits Ltd	297,759	4,886,549
Varun Beverages Ltd	1,163,698	7,197,526
		12,084,075
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(d)(e)	166,499	7,035,620
Food Products - 0.3%
Britannia Industries Ltd	110,933	6,566,472
Marico Ltd	530,044	4,099,084
Nestle India Ltd	345,369	9,218,879
Tata Consumer Products Ltd	607,567	7,168,586
		27,053,021
Personal Care Products - 0.5%
Colgate-Palmolive India Ltd	139,183	4,530,312
Dabur India Ltd	544,163	3,323,990
Godrej Consumer Products Ltd	418,765	5,407,283
Hindustan Unilever Ltd	841,645	23,957,646
		37,219,231
Tobacco - 0.2%
ITC Ltd	3,072,224	15,838,658
TOTAL CONSUMER STAPLES		99,230,605

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Bharat Petroleum Corp Ltd	1,554,079	4,665,864
Coal India Ltd	1,892,180	8,616,762
Hindustan Petroleum Corp Ltd	979,979	4,043,005
Indian Oil Corp Ltd	2,890,488	4,271,638
Oil & Natural Gas Corp Ltd	3,218,829	9,711,607
Oil India Ltd	499,426	2,415,034
Petronet LNG Ltd	767,586	2,792,665
Reliance Industries Ltd	6,232,414	90,757,357
		127,273,932
Financials - 4.9%
Banks - 3.4%
AU Small Finance Bank Ltd (d)(e)	372,879	2,577,613
Axis Bank Ltd	2,342,860	26,562,846
Bank of Baroda	1,058,521	2,597,348
Canara Bank	1,856,659	1,988,577
HDFC Bank Ltd	5,779,220	113,191,067
ICICI Bank Ltd	5,336,805	76,848,577
IDFC First Bank Ltd (b)	3,669,110	2,669,465
IndusInd Bank Ltd	294,991	3,366,528
Kotak Mahindra Bank Ltd	1,119,113	24,490,794
Punjab National Bank	2,352,480	2,733,310
State Bank of India	1,826,783	16,249,271
Union Bank of India Ltd	1,562,492	2,070,442
Yes Bank Ltd (b)	14,431,822	3,192,020
		278,537,858
Capital Markets - 0.1%
BSE Ltd	67,891	4,136,887
HDFC Asset Management Co Ltd (d)(e)	98,383	4,385,616
		8,522,503
Consumer Finance - 0.6%
Bajaj Finance Ltd	285,081	25,865,708
Cholamandalam Investment and Finance Co Ltd	430,068	6,361,058
Muthoot Finance Ltd	123,263	3,208,669
SBI Cards & Payment Services Ltd	292,071	2,618,794
Shriram Finance Ltd	1,443,030	9,033,671
Sundaram Finance Ltd	67,664	3,601,551
		50,689,451
Financial Services - 0.4%
Bajaj Finserv Ltd	392,189	7,835,510
Bajaj Holdings & Investment Ltd	27,337	3,640,189
Jio Financial Services Ltd (b)	2,926,035	8,132,274
Power Finance Corp Ltd	1,519,879	7,373,726
REC Ltd	1,347,496	6,956,530
		33,938,229
Insurance - 0.4%
HDFC Life Insurance Co Ltd (d)(e)	991,217	7,283,932
ICICI Lombard General Insurance Co Ltd (d)(e)	248,099	5,314,648
ICICI Prudential Life Insurance Co Ltd (d)(e)	369,575	2,623,994
PB Fintech Ltd (b)	326,765	6,482,640
SBI Life Insurance Co Ltd (d)(e)	461,442	7,886,662
		29,591,876
TOTAL FINANCIALS		401,279,917

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	103,010	8,084,168
Max Healthcare Institute Ltd	795,945	9,723,355
		17,807,523
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	122,267	7,871,722
Pharmaceuticals - 0.7%
Alkem Laboratories Ltd	42,830	2,501,601
Aurobindo Pharma Ltd	267,495	3,612,059
Cipla Ltd/India	537,232	9,160,456
Dr Reddy's Laboratories Ltd	597,745	8,393,533
Lupin Ltd	233,422	5,595,161
Mankind Pharma Ltd (b)	102,511	2,872,605
Sun Pharmaceutical Industries Ltd	982,247	19,749,034
Torrent Pharmaceuticals Ltd	103,916	3,918,264
Zydus Lifesciences Ltd	257,461	2,877,184
		58,679,897
TOTAL HEALTH CARE		84,359,142

Industrials - 1.6%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	3,740,611	12,570,642
Hindustan Aeronautics Ltd (d)	205,338	9,293,206
		21,863,848
Building Products - 0.0%
Astral Ltd	137,463	2,389,864
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	245,632	2,323,881
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	689,550	28,311,303
Rail Vikas Nigam Ltd (d)	533,481	2,910,503
Voltas Ltd	220,041	3,194,413
		34,416,219
Electrical Equipment - 0.4%
ABB India Ltd	54,220	3,667,336
Bharat Heavy Electricals Ltd	1,069,123	2,552,649
CG Power & Industrial Solutions Ltd	625,736	4,567,671
Havells India Ltd	256,650	4,631,438
Polycab India Ltd	53,871	3,742,954
Suzlon Energy Ltd (b)	9,775,399	6,528,565
		25,690,613
Ground Transportation - 0.0%
Container Corp Of India Ltd	249,438	2,239,703
Industrial Conglomerates - 0.1%
Siemens Ltd	91,118	6,364,238
Machinery - 0.1%
Ashok Leyland Ltd	1,502,662	3,747,189
Cummins India Ltd	141,851	4,757,363
Thermax Limited	42,683	1,901,558
		10,406,110
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(d)(e)	193,708	9,625,518
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	151,676	3,991,697
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	552,698	6,986,191
GMR Airports Ltd (b)	2,701,622	2,252,448
		9,238,639
TOTAL INDUSTRIALS		128,550,330

Information Technology - 2.2%
IT Services - 2.1%
HCL Technologies Ltd	972,058	19,302,988
Infosys Ltd	3,399,628	74,020,842
LTIMindtree Ltd (d)(e)	75,782	5,151,189
Mphasis Ltd	106,515	3,506,499
Persistent Systems Ltd	111,654	7,743,343
Tata Consultancy Services Ltd	925,737	43,832,473
Tech Mahindra Ltd	550,711	10,595,213
Wipro Ltd	2,677,034	9,596,504
		173,749,051
Software - 0.1%
Oracle Financial Services Software Ltd	22,195	2,325,390
Tata Elxsi Ltd	35,058	2,557,949
		4,883,339
TOTAL INFORMATION TECHNOLOGY		178,632,390

Materials - 1.3%
Chemicals - 0.4%
Asian Paints Ltd	392,680	10,410,205
PI Industries Ltd	77,639	3,116,389
Pidilite Industries Ltd	156,163	5,174,482
Solar Industries India Ltd	27,784	3,256,835
SRF Ltd	136,520	4,417,632
Supreme Industries Ltd	65,003	2,968,492
UPL Ltd	460,928	3,206,075
UPL Ltd (f)	57,616	175,189
		32,725,299
Construction Materials - 0.3%
Ambuja Cements Ltd	630,224	3,716,780
Grasim Industries Ltd	269,570	7,791,311
Shree Cement Ltd	9,232	2,956,382
UltraTech Cement Ltd	118,187	15,639,150
		30,103,623
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	184,629	3,210,378
Hindalco Industries Ltd	1,374,935	9,396,944
Jindal Stainless Ltd	337,112	2,534,186
Jindal Steel & Power Ltd	417,631	3,796,428
JSW Steel Ltd	625,725	6,799,635
NMDC Ltd	3,149,478	2,392,255
Tata Steel Ltd	7,665,969	11,854,745
Vedanta Ltd	1,400,771	7,112,297
		47,096,868
TOTAL MATERIALS		109,925,790

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
DLF Ltd	760,012	6,508,418
Godrej Properties Ltd (b)	154,176	4,121,691
Macrotech Developers Ltd (d)(e)	305,574	4,232,864
Oberoi Realty Ltd	130,245	2,715,630
Phoenix Mills Ltd/The	201,231	3,805,943
Prestige Estates Projects Ltd	176,333	2,758,126
		24,142,672
Utilities - 0.7%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	4,759,372	16,538,673
Tata Power Co Ltd/The	1,635,149	6,853,369
Torrent Power Ltd	172,162	2,900,356
		26,292,398
Gas Utilities - 0.1%
GAIL India Ltd	2,355,268	4,789,594
Independent Power and Renewable Electricity Producers - 0.3%
Adani Green Energy Ltd (b)	210,755	2,416,899
Adani Power Ltd (b)	592,111	3,492,434
JSW Energy Ltd	447,187	2,616,341
NHPC Ltd	3,084,187	2,853,560
NTPC Ltd	4,465,850	16,643,060
		28,022,294
TOTAL UTILITIES		59,104,286

TOTAL INDIA		1,464,332,300
INDONESIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	50,693,000	8,164,080
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
GoTo Gojek Tokopedia Tbk PT Class A (b)	922,188,108	4,568,421
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	19,124,400	3,343,731
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	7,552,200	2,148,582
Indofood CBP Sukses Makmur Tbk PT	2,387,100	1,672,361
Indofood Sukses Makmur Tbk PT	4,493,100	2,148,709
		5,969,652
Household Products - 0.0%
Unilever Indonesia Tbk PT	7,808,800	779,189
TOTAL CONSUMER STAPLES		10,092,572

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alamtri Resources Indonesia Tbk PT	14,166,000	2,022,911
United Tractors Tbk PT	1,527,000	2,329,947
		4,352,858
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	56,774,900	32,797,719
Bank Mandiri Persero Tbk PT	38,209,000	14,038,846
Bank Negara Indonesia Persero Tbk PT	15,268,900	4,442,185
Bank Rakyat Indonesia Persero Tbk PT	69,801,285	18,024,595
		69,303,345
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	21,589,200	1,663,751
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	20,716,500	6,087,244
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT	23,986,830	1,348,705
Chandra Asri Pacific Tbk PT (b)	7,968,700	3,446,733
		4,795,438
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	6,679,800	3,077,248
Merdeka Copper Gold Tbk PT (b)	10,019,596	956,304
		4,033,552
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	2,519,700	1,041,061
TOTAL MATERIALS		9,870,051

TOTAL INDONESIA		114,102,322
KOREA (SOUTH) - 8.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	218,960	1,503,985
Entertainment - 0.2%
HYBE Co Ltd	23,446	3,607,017
Krafton Inc (b)	29,412	7,304,935
NCSoft Corp	14,605	1,722,916
Netmarble Corp (b)(d)(e)	30,790	930,019
		13,564,887
Interactive Media & Services - 0.4%
Kakao Corp	317,755	8,316,123
NAVER Corp	148,100	21,862,188
		30,178,311
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	54,956	2,086,048
TOTAL COMMUNICATION SERVICES		47,333,231

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	76,067	2,127,379
Hyundai Mobis Co Ltd	61,865	11,128,507
		13,255,886
Automobiles - 0.4%
Hyundai Motor Co	139,310	19,545,617
Kia Corp	245,541	17,079,024
		36,624,641
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	23,915	1,371,364
Household Durables - 0.1%
Coway Co Ltd	56,648	2,987,237
LG Electronics Inc	108,866	6,252,543
		9,239,780
TOTAL CONSUMER DISCRETIONARY		60,491,671

Consumer Staples - 0.2%
Food Products - 0.0%
CJ CheilJedang Corp	8,474	1,400,386
Orion Corp/Republic of Korea	24,278	1,681,671
		3,082,057
Personal Care Products - 0.1%
Amorepacific Corp	29,932	2,649,121
LG H&H Co Ltd	9,559	2,003,901
		4,653,022
Tobacco - 0.1%
KT&G Corp	106,703	8,066,021
TOTAL CONSUMER STAPLES		15,801,100

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	44,465	2,521,322
S-Oil Corp	46,089	1,921,893
SK Innovation Co Ltd (b)	63,688	5,532,614
		9,975,829
Financials - 1.1%
Banks - 0.8%
Hana Financial Group Inc	293,978	12,129,344
Industrial Bank of Korea	285,642	3,033,261
KakaoBank Corp	170,853	2,468,662
KB Financial Group Inc	382,621	23,895,722
Shinhan Financial Group Co Ltd	443,140	15,387,329
Woori Financial Group Inc	646,006	7,084,906
		63,999,224
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	42,776	2,318,729
Mirae Asset Securities Co Ltd	243,718	1,400,851
NH Investment & Securities Co Ltd	134,075	1,322,161
		5,041,741
Financial Services - 0.1%
Meritz Financial Group Inc	97,597	7,609,958
Insurance - 0.2%
DB Insurance Co Ltd	47,099	3,123,891
Samsung Fire & Marine Insurance Co Ltd	31,516	8,199,498
Samsung Life Insurance Co Ltd	81,876	4,980,306
		16,303,695
TOTAL FINANCIALS		92,954,618

Health Care - 0.7%
Biotechnology - 0.4%
Alteogen Inc (b)	40,796	10,302,723
Celltrion Inc	163,252	20,000,184
SK Bioscience Co Ltd (b)	27,521	919,416
		31,222,323
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	120,783	6,636,222
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	18,211	13,426,104
Pharmaceuticals - 0.1%
Hanmi Pharm Co Ltd	6,557	1,091,872
SK Biopharmaceuticals Co Ltd (b)	32,061	2,378,307
Yuhan Corp	57,651	5,092,571
		8,562,750
TOTAL HEALTH CARE		59,847,399

Industrials - 1.4%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	32,655	8,918,668
Korea Aerospace Industries Ltd	74,821	2,724,690
		11,643,358
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	38,380	3,908,421
Construction & Engineering - 0.0%
Samsung E&A Co Ltd (b)	160,479	1,973,229
Electrical Equipment - 0.6%
Doosan Enerbility Co Ltd (b)	458,911	7,465,906
Ecopro BM Co Ltd (b)	50,048	4,452,954
Ecopro Co Ltd (b)	102,196	4,236,250
Ecopro Materials Co Ltd (b)	17,673	850,001
HD Hyundai Electric Co Ltd	23,980	6,678,853
L&F Co Ltd (b)	26,004	1,556,360
LG Energy Solution Ltd (b)	47,898	11,494,646
LS Electric Co Ltd	15,352	2,417,429
POSCO Future M Co Ltd (c)	31,712	3,077,889
		42,230,288
Industrial Conglomerates - 0.3%
GS Holdings Corp	47,547	1,250,442
LG Corp	96,594	4,936,110
Samsung C&T Corp	90,977	7,434,320
SK Inc	37,102	3,743,862
SK Square Co Ltd (b)	96,537	6,149,236
		23,513,970
Machinery - 0.4%
Doosan Bobcat Inc	56,431	1,847,969
Hanwha Ocean Co Ltd (b)	94,080	3,665,978
HD Hyundai Heavy Industries Co Ltd (b)	22,714	4,815,657
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	43,460	6,866,684
Hyundai Rotem Co Ltd	78,192	3,156,081
Samsung Heavy Industries Co Ltd (b)	675,482	5,987,625
		26,339,994
Marine Transportation - 0.0%
HMM Co Ltd	268,313	3,486,218
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	188,410	3,188,527
Trading Companies & Distributors - 0.0%
Posco International Corp	54,015	1,547,869
TOTAL INDUSTRIALS		117,831,874

Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	307,035	1,937,007
LG Innotek Co Ltd	14,534	1,471,074
Samsung Electro-Mechanics Co Ltd	57,334	5,234,749
Samsung SDI Co Ltd	56,302	8,503,725
		17,146,555
IT Services - 0.1%
Posco DX Co Ltd	54,461	697,693
Samsung SDS Co Ltd	43,556	3,589,792
		4,287,485
Semiconductors & Semiconductor Equipment - 1.0%
Hanmi Semiconductor Co Ltd	44,671	3,413,941
SK Hynix Inc	558,808	74,993,677
		78,407,618
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	4,887,844	174,009,821
TOTAL INFORMATION TECHNOLOGY		273,851,479

Materials - 0.4%
Chemicals - 0.2%
Enchem Co Ltd (b)	14,892	1,317,733
Kumho Petrochemical Co Ltd	15,577	1,123,495
LG Chem Ltd	50,573	8,176,217
Lotte Chemical Corp	19,701	765,112
SKC Co Ltd (b)	19,378	2,061,646
		13,444,203
Metals & Mining - 0.2%
Korea Zinc Co Ltd	5,297	2,985,567
POSCO Holdings Inc	71,879	12,764,797
		15,750,364
TOTAL MATERIALS		29,194,567

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	262,808	3,780,891
TOTAL KOREA (SOUTH)		711,062,659
KUWAIT - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	1,992,784	2,931,229
Financials - 0.8%
Banks - 0.8%
Boubyan Bank KSCP	1,504,732	3,061,629
Gulf Bank KSCP	1,945,793	1,941,695
Kuwait Finance House KSCP	10,480,771	26,690,058
National Bank of Kuwait SAKP	8,095,637	25,284,931
		56,978,313
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	713,968	1,841,304
TOTAL KUWAIT		61,750,846
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	140,377	3,466,306
MALAYSIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	1,178,393	1,740,864
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	2,819,341	1,401,760
CELCOMDIGI BHD	3,602,000	3,027,130
Maxis Bhd	2,405,000	1,875,837
		6,304,727
TOTAL COMMUNICATION SERVICES		8,045,591

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	2,182,200	1,775,061
Genting Malaysia Bhd	3,038,600	1,517,816
		3,292,877
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	3,386,950	1,273,557
TOTAL CONSUMER DISCRETIONARY		4,566,434

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	2,573,000	2,144,685
Kuala Lumpur Kepong Bhd	506,134	2,257,906
Nestle Malaysia Bhd	72,000	1,452,180
PPB Group Bhd	655,220	1,755,227
QL Resources Bhd	1,681,225	1,722,063
SD Guthrie Bhd	2,123,356	2,305,337
		11,637,398
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	305,000	1,342,256
Financials - 0.7%
Banks - 0.7%
AMMB Holdings Bhd	2,543,900	3,217,212
CIMB Group Holdings Bhd	7,678,920	13,792,437
Hong Leong Bank Bhd	665,600	3,012,183
Malayan Banking Bhd	5,557,481	12,891,420
Public Bank Bhd	14,899,500	14,399,625
RHB Bank Bhd	1,561,603	2,252,805
		49,565,682
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,254,000	3,620,693
Industrials - 0.1%
Construction & Engineering - 0.0%
Gamuda Bhd	4,041,682	3,654,343
Industrial Conglomerates - 0.1%
Sime Darby Bhd	2,790,149	1,405,601
Sunway Bhd	2,347,400	2,285,250
		3,690,851
Marine Transportation - 0.0%
MISC Bhd	1,370,600	2,224,388
TOTAL INDUSTRIALS		9,569,582

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	2,907,800	1,644,203
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	2,865,700	2,988,593
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	3,794,900	4,157,941
TOTAL MATERIALS		7,146,534

Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	2,974,700	9,072,369
Gas Utilities - 0.0%
Petronas Gas Bhd	810,030	3,121,848
Multi-Utilities - 0.0%
YTL Corp Bhd	3,400,500	1,447,298
YTL Power International Bhd	2,537,600	1,775,986
		3,223,284
TOTAL UTILITIES		15,417,501

TOTAL MALAYSIA		112,555,874
MEXICO - 1.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (c)	1,292,400	614,953
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	18,929,400	13,218,243
TOTAL COMMUNICATION SERVICES		13,833,196

Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV	528,300	4,828,176
Coca-Cola Femsa SAB de CV unit	537,515	4,222,665
Fomento Economico Mexicano SAB de CV unit	1,791,200	15,226,324
		24,277,165
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV (c)	294,800	1,699,062
Wal-Mart de Mexico SAB de CV Series V	5,356,700	13,886,783
		15,585,845
Food Products - 0.1%
Gruma SAB de CV Series B	186,305	3,228,825
Grupo Bimbo SAB de CV	1,332,800	3,499,549
		6,728,374
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	1,556,300	2,326,714
TOTAL CONSUMER STAPLES		48,918,098

Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	2,656,000	18,354,368
Grupo Financiero Inbursa SAB de CV Series O (b)	1,872,800	3,982,027
		22,336,395
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Alfa SAB de CV Series A	3,697,779	3,028,246
Grupo Carso SAB de CV Series A1	577,500	3,310,829
		6,339,075
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	292,700	2,763,290
Grupo Aeroportuario del Pacifico SAB de CV Series B	395,605	7,311,877
Grupo Aeroportuario del Sureste SAB de CV Series B	184,305	5,008,130
Promotora y Operadora de Infraestructura SAB de CV	194,510	1,837,810
		16,921,107
TOTAL INDUSTRIALS		23,260,182

Materials - 0.4%
Construction Materials - 0.1%
Cemex SAB de CV unit	15,510,418	9,206,551
Metals & Mining - 0.3%
Grupo Mexico SAB de CV Series B	3,187,107	15,624,853
Industrias Penoles SAB de CV (b)	203,420	2,877,742
Southern Copper Corp	88,986	8,152,897
		26,655,492
TOTAL MATERIALS		35,862,043

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	2,928,000	3,035,105
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,091,885	3,403,907
TOTAL REAL ESTATE		6,439,012

TOTAL MEXICO		150,648,926
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	261,431	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	68,587	12,558,280
Credicorp Ltd (Peru)	511	94,024
		12,652,304
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA	22	280
Cia de Minas Buenaventura SAA ADR	168,684	2,152,408
		2,152,688
TOTAL PERU		14,804,992
PHILIPPINES - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	77,390	1,769,672
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	459,460	1,744,537
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	883,460	918,230
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	1,888,509	3,758,938
BDO Unibank Inc	2,428,073	5,711,331
Metropolitan Bank & Trust Co	1,841,137	2,180,915
		11,651,184
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Ayala Corp	255,295	2,374,563
JG Summit Holdings Inc	2,694,056	743,749
SM Investments Corp	225,120	2,996,835
		6,115,147
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	1,040,760	6,209,250
TOTAL INDUSTRIALS		12,324,397

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	6,782,340	2,578,506
SM Prime Holdings Inc	10,344,900	4,087,740
		6,666,246
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	288,380	2,208,760
TOTAL PHILIPPINES		37,283,026
POLAND - 0.9%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (c)	66,465	3,450,371
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	594,930	4,389,793
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	1,140	4,614,443
TOTAL CONSUMER DISCRETIONARY		9,004,236

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)(e)	50,170	5,555,595
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA (c)	594,075	7,858,278
Financials - 0.5%
Banks - 0.4%
Alior Bank SA	93,530	2,166,178
Bank Polska Kasa Opieki SA	188,037	7,414,756
mBank SA (b)(c)	15,222	2,357,539
Powszechna Kasa Oszczednosci Bank Polski SA	895,519	14,737,212
Santander Bank Polska SA	41,834	5,215,812
		31,891,497
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	618,639	7,606,622
TOTAL FINANCIALS		39,498,119

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	13,064	1,534,995
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	143,288	4,431,006
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	918,498	1,477,656
TOTAL POLAND		72,810,256
QATAR - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	819,578	2,908,253
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	610,540	2,570,606
Qatar Gas Transport Co Ltd	2,835,095	3,355,239
		5,925,845
Financials - 0.6%
Banks - 0.6%
Al Rayan Bank	6,186,746	4,057,663
Commercial Bank of Qatar	3,313,716	4,185,603
Dukhan Bank	1,874,898	1,898,585
Qatar International Islamic Bank QSC	1,006,963	2,942,622
Qatar Islamic Bank QPSC	1,813,761	10,261,872
Qatar National Bank QPSC	4,726,529	21,678,944
		45,025,289
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	1,547,975	5,837,324
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	5,786,100	2,431,402
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	2,190,381	1,722,345
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	450,322	1,957,868
TOTAL QATAR		65,808,326
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	619,708	4,654,914
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	8,473,436	1
Gazprom PJSC ADR (b)(f)	863,533	9
LUKOIL PJSC (b)(f)	334,533	0
LUKOIL PJSC ADR (b)(f)	15,032	0
Rosneft Oil Co PJSC (b)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	150,200	2
Surgutneftegas PAO (b)(f)	5,613,549	0
Surgutneftegas PAO ADR (b)(f)	73,333	1
Tatneft PJSC (b)(f)	1,103,564	0
		13
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	9,313,306	1
VTB Bank PJSC (b)(f)(g)	476,163	0
VTB Bank PJSC GDR (b)(d)(f)(g)	221,738	2
		3
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,311,841	0
TOTAL FINANCIALS		3

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (b)(f)	4,844,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	59,247	2
Novolipetsk Steel PJSC (b)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	3,783	0
Polyus PJSC (b)(f)	26,742	0
Polyus PJSC GDR (b)(d)(f)	5,226	0
Severstal PAO (b)(f)	155,372	0
Severstal PAO GDR (b)(d)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (b)(f)	2,596,470	0
		2
TOTAL MATERIALS		2

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	31,187,844	3
TOTAL RUSSIA		22
SAUDI ARABIA - 4.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Saudi Telecom Co	2,046,914	23,739,771
Media - 0.0%
Saudi Research & Media Group (b)	36,845	2,611,086
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	386,145	5,960,966
Mobile Telecommunications Co Saudi Arabia	450,688	1,273,707
		7,234,673
TOTAL COMMUNICATION SERVICES		33,585,530

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	601,776	2,056,888
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	39,915	1,255,757
Food Products - 0.1%
Almarai Co JSC	423,753	6,654,505
Savola Group/The (b)	7,523	78,225
		6,732,730
TOTAL CONSUMER STAPLES		7,988,487

Energy - 0.6%
Energy Equipment & Services - 0.0%
Ades Holding Co	346,670	1,660,008
Oil, Gas & Consumable Fuels - 0.6%
Saudi Arabian Oil Co (d)(e)	5,944,220	44,058,260
TOTAL ENERGY		45,718,268

Financials - 1.9%
Banks - 1.7%
Al Rajhi Bank	2,005,969	52,947,698
Alinma Bank	1,253,731	9,977,836
Arab National Bank	921,097	5,255,413
Bank Al-Jazira	514,019	2,581,949
Bank AlBilad	626,863	6,668,578
Banque Saudi Fransi	1,253,344	5,366,653
Riyad Bank	1,504,468	11,752,716
Saudi Awwal Bank	1,030,464	9,876,871
Saudi Investment Bank/The	626,850	2,523,645
Saudi National Bank/The	3,008,956	27,436,557
		134,387,916
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	49,127	2,758,457
Insurance - 0.2%
Al Rajhi Co for Co-operative Insurance (b)	40,938	1,896,986
Bupa Arabia for Cooperative Insurance Co	84,435	4,187,195
Co for Cooperative Insurance/The	75,224	3,048,510
		9,132,691
TOTAL FINANCIALS		146,279,064

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	34,991	1,485,207
Dr Sulaiman Al Habib Medical Services Group Co	89,553	6,976,668
Mouwasat Medical Services Co	100,299	2,462,884
		10,924,759
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	24,563	1,794,401
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	24,563	2,089,103
Elm Co	24,563	7,629,481
		9,718,584
Materials - 0.6%
Chemicals - 0.4%
Advanced Petrochemical Co (b)	130,392	1,091,611
SABIC Agri-Nutrients Co	238,729	7,319,656
Sahara International Petrochemical Co	367,765	2,284,620
Saudi Aramco Base Oil Co	51,814	1,541,697
Saudi Basic Industries Corp	921,112	16,454,130
Saudi Industrial Investment Group	378,523	1,770,148
Saudi Kayan Petrochemical Co (b)	752,245	1,367,828
Yanbu National Petrochemical Co	282,089	2,820,364
		34,650,054
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	1,322,437	17,170,843
TOTAL MATERIALS		51,820,897

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	541,609	2,382,635
Utilities - 0.3%
Electric Utilities - 0.0%
Saudi Electricity Co	852,851	3,870,084
Independent Power and Renewable Electricity Producers - 0.3%
ACWA Power Co	149,949	16,351,385
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	76,759	1,051,914
TOTAL UTILITIES		21,273,383

TOTAL SAUDI ARABIA		333,542,896
SOUTH AFRICA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	1,735,617	10,646,256
Vodacom Group Ltd	637,969	3,731,288
		14,377,544
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	173,342	36,545,755
Woolworths Holdings Ltd/South Africa	961,282	2,987,658
		39,533,413
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	2,450,493	3,377,352
TOTAL CONSUMER DISCRETIONARY		42,910,765

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Bid Corp Ltd	344,806	8,780,237
Clicks Group Ltd	243,646	4,661,550
Shoprite Holdings Ltd	514,426	7,852,380
		21,294,167
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	250,246	2,342,633
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	869,585	8,625,835
Capitec Bank Holdings Ltd	89,117	14,189,122
Nedbank Group Ltd	474,491	6,981,040
Standard Bank Group Ltd	1,369,852	15,968,855
		45,764,852
Financial Services - 0.3%
FirstRand Ltd	5,166,965	21,021,818
Remgro Ltd	514,550	3,964,483
		24,986,301
Insurance - 0.2%
Discovery Ltd	553,789	5,333,033
Old Mutual Ltd	4,903,264	3,221,837
OUTsurance Group Ltd	867,337	2,908,617
Sanlam Ltd	1,841,791	8,029,784
		19,493,271
TOTAL FINANCIALS		90,244,424

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	388,216	3,701,405
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd	348,254	4,750,761
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd	592,314	2,747,271
Metals & Mining - 0.5%
Anglo American Platinum Ltd	95,051	3,334,725
Gold Fields Ltd	916,022	15,650,889
Harmony Gold Mining Co Ltd	584,696	6,652,410
Impala Platinum Holdings Ltd (b)	925,588	5,080,244
Kumba Iron Ore Ltd	65,933	1,369,454
Sibanye Stillwater Ltd (b)(c)	2,896,997	2,791,788
		34,879,510
TOTAL MATERIALS		37,626,781

TOTAL SOUTH AFRICA		217,248,480
TAIWAN - 18.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	3,890,000	14,751,567
Entertainment - 0.1%
International Games System Co Ltd	245,000	6,951,474
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	1,808,000	4,814,517
Taiwan Mobile Co Ltd	1,866,900	6,224,373
		11,038,890
TOTAL COMMUNICATION SERVICES		32,741,931

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,824,937	2,726,418
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	180,000	2,346,604
Specialty Retail - 0.1%
Hotai Motor Co Ltd	313,760	5,714,861
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	196,613	3,110,808
Feng TAY Enterprise Co Ltd	505,408	1,995,795
Pou Chen Corp	2,262,000	2,491,304
		7,597,907
TOTAL CONSUMER DISCRETIONARY		18,385,790

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	585,000	4,584,374
Food Products - 0.1%
Uni-President Enterprises Corp	4,942,983	11,655,309
TOTAL CONSUMER STAPLES		16,239,683

Financials - 2.1%
Banks - 1.2%
Chang Hwa Commercial Bank Ltd	6,307,915	3,459,223
CTBC Financial Holding Co Ltd	17,068,826	20,176,524
E.Sun Financial Holding Co Ltd	14,733,678	12,339,488
First Financial Holding Co Ltd	11,486,182	9,625,702
Hua Nan Financial Holdings Co Ltd	9,075,772	7,667,359
Mega Financial Holding Co Ltd	12,144,952	14,183,448
Shanghai Commercial & Savings Bank Ltd/The	3,980,609	5,077,629
SinoPac Financial Holdings Co Ltd	11,035,620	7,543,601
Taishin Financial Holding Co Ltd	11,952,076	6,300,468
Taiwan Business Bank	7,037,391	3,192,579
Taiwan Cooperative Financial Holding Co Ltd	10,907,443	8,031,299
		97,597,320
Financial Services - 0.2%
Chailease Holding Co Ltd	1,536,744	5,325,171
Yuanta Financial Holding Co Ltd	10,597,625	11,068,651
		16,393,822
Insurance - 0.7%
Cathay Financial Holding Co Ltd	9,758,410	19,539,863
Fubon Financial Holding Co Ltd	8,392,223	23,345,897
KGI Financial Holding Co Ltd	16,342,648	8,484,081
Shin Kong Financial Holding Co Ltd (b)	14,926,582	5,520,061
		56,889,902
TOTAL FINANCIALS		170,881,044

Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp (b)	244,000	5,042,439
Industrials - 0.4%
Electrical Equipment - 0.1%
Fortune Electric Co Ltd	146,600	2,462,899
Voltronic Power Technology Corp	67,000	3,755,520
Walsin Lihwa Corp	2,888,526	2,134,340
		8,352,759
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	3,012,705	2,833,986
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	1,058,363	6,519,546
Wan Hai Lines Ltd	717,950	1,634,629
Yang Ming Marine Transport Corp	1,787,000	3,641,454
		11,795,629
Passenger Airlines - 0.1%
China Airlines Ltd	2,973,000	2,320,046
Eva Airways Corp	2,763,000	3,956,223
		6,276,269
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	2,016,000	1,663,183
TOTAL INDUSTRIALS		30,921,826

Information Technology - 15.0%
Communications Equipment - 0.1%
Accton Technology Corp	516,000	11,767,313
Electronic Equipment, Instruments & Components - 1.7%
AUO Corp	6,698,400	2,866,425
Delta Electronics Inc	1,994,381	25,807,480
E Ink Holdings Inc	879,000	7,327,007
Hon Hai Precision Industry Co Ltd	12,769,869	67,715,745
Innolux Corp	7,768,157	3,267,899
Largan Precision Co Ltd	102,000	8,370,706
Synnex Technology International Corp	1,280,500	2,733,210
Unimicron Technology Corp	1,405,000	5,818,163
Wpg Holding Co Ltd	1,632,200	3,461,976
Yageo Corp	416,085	6,706,359
Zhen Ding Technology Holding Ltd	685,000	2,436,657
		136,511,627
Semiconductors & Semiconductor Equipment - 12.0%
Alchip Technologies Ltd	82,000	7,575,779
ASE Technology Holding Co Ltd	3,382,927	17,437,899
eMemory Technology Inc	65,000	6,371,184
Global Unichip Corp	89,000	3,504,557
Globalwafers Co Ltd	269,000	2,753,107
Jentech Precision Industrial Co Ltd	86,000	3,534,622
MediaTek Inc	1,557,292	66,976,160
Nanya Technology Corp (b)	1,269,000	1,133,101
Novatek Microelectronics Corp	592,000	9,239,105
Realtek Semiconductor Corp	498,401	8,152,440
Taiwan Semiconductor Manufacturing Co Ltd	25,214,000	835,660,537
United Microelectronics Corp	11,540,000	13,663,092
Vanguard International Semiconductor Corp	1,089,002	3,099,795
		979,101,378
Technology Hardware, Storage & Peripherals - 1.2%
Acer Inc	2,962,994	3,305,052
Advantech Co Ltd	486,100	5,526,725
Asia Vital Components Co Ltd	334,000	5,584,722
Asustek Computer Inc	722,000	13,051,478
Catcher Technology Co Ltd	627,000	3,739,650
Compal Electronics Inc	4,285,000	4,693,447
Gigabyte Technology Co Ltd	549,000	4,122,318
Inventec Corp	2,753,865	4,031,483
Lite-On Technology Corp	2,162,279	7,027,746
Micro-Star International Co Ltd	735,000	3,995,139
Pegatron Corp	2,045,000	5,909,010
Quanta Computer Inc	2,767,000	21,785,709
Wistron Corp	2,817,000	9,181,152
Wiwynn Corp	113,756	7,447,309
		99,400,940
TOTAL INFORMATION TECHNOLOGY		1,226,781,258

Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	3,598,760	3,044,068
Formosa Plastics Corp	3,909,520	4,265,320
Nan Ya Plastics Corp	5,275,860	5,122,395
		12,431,783
Construction Materials - 0.1%
Asia Cement Corp	2,359,153	2,916,916
TCC Group Holdings Co Ltd	6,955,730	6,676,674
		9,593,590
Metals & Mining - 0.1%
China Steel Corp	12,078,204	7,340,706
TOTAL MATERIALS		29,366,079

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	1,601,555	2,028,515
TOTAL TAIWAN		1,532,388,565
THAILAND - 1.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	136,100	46,945
True Corp PCL (b)	9,969,279	3,438,718
		3,485,663
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL	1,217,600	10,203,646
Intouch Holdings PCL	1,386,100	3,980,718
		14,184,364
TOTAL COMMUNICATION SERVICES		17,670,027

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Central Retail Corp Pcl	1,535,916	1,501,337
Hotels, Restaurants & Leisure - 0.1%
Minor International PCL	3,481,732	2,463,350
Specialty Retail - 0.0%
Home Product Center PCL	6,056,706	1,559,592
PTT Oil & Retail Business PCL	989,400	338,457
PTT Oil & Retail Business PCL depository receipt	1,450,200	496,088
		2,394,137
TOTAL CONSUMER DISCRETIONARY		6,358,824

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL	5,976,100	9,171,690
CP AXTRA PCL	2,547,189	2,006,086
CP AXTRA PCL depository receipt	12,615	9,935
		11,187,711
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,874,820	2,516,993
TOTAL CONSUMER STAPLES		13,704,704

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	1,422,139	5,337,560
PTT PCL	10,231,800	9,516,273
Thai Oil PCL	1,257,414	963,873
		15,817,706
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	606,200	2,873,080
Krung Thai Bank PCL	3,575,670	2,417,611
SCB X PCL	861,500	3,182,322
TMBThanachart Bank PCL	24,815,200	1,450,911
TMBThanachart Bank PCL depository receipt	101,100	5,911
		9,929,835
Consumer Finance - 0.0%
Krungthai Card PCL	923,400	1,382,137
TOTAL FINANCIALS		11,311,972

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,385,700	7,904,529
Bumrungrad Hospital Pcl	588,900	3,126,799
Bumrungrad Hospital Pcl depository receipt	21,300	113,094
		11,144,422
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,386,300	7,145,689
Bangkok Expressway & Metro PCL	7,038,700	1,401,939
		8,547,628
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL	3,191,700	11,807,813
Materials - 0.1%
Chemicals - 0.0%
PTT Global Chemical PCL	2,307,339	1,460,673
Construction Materials - 0.1%
Siam Cement PCL/The	794,150	3,605,144
TOTAL MATERIALS		5,065,817

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,067,000	3,227,286
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Energy Development PCL	3,373,800	5,736,187
TOTAL THAILAND		110,392,386
TURKEY - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,238,376	3,734,622
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	71,827	1,862,539
Consumer Staples - 0.1%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	212,092	954,984
Coca-Cola Icecek AS	859,089	1,367,295
		2,322,279
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	466,082	7,151,439
TOTAL CONSUMER STAPLES		9,473,718

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	985,999	3,884,003
Financials - 0.3%
Banks - 0.3%
Akbank TAS	3,193,187	5,777,005
Haci Omer Sabanci Holding AS	1,074,818	2,995,496
Turkiye Is Bankasi AS Class C	8,955,244	3,537,603
Yapi ve Kredi Bankasi AS	3,458,086	2,963,639
		15,273,743
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,400,082	3,464,539
Industrial Conglomerates - 0.1%
KOC Holding AS	778,611	3,688,303
Turkiye Sise ve Cam Fabrikalari AS	1,410,797	1,496,391
		5,184,694
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	230,258	1,506,350
Turk Hava Yollari AO (b)	564,905	4,995,778
		6,502,128
TOTAL INDUSTRIALS		15,151,361

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	11,074,254	1,130,743
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	2,865,978	1,794,172
TOTAL MATERIALS		2,924,915

TOTAL TURKEY		52,304,901
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	3,560,308	16,575,126
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	3,017,418	1,930,529
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	3,198,307	3,134,699
TOTAL CONSUMER DISCRETIONARY		5,065,228

Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	3,275,059	4,814,886
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	2,996,618	9,773,753
Abu Dhabi Islamic Bank PJSC	1,486,870	6,314,962
Dubai Islamic Bank PJSC	2,964,201	6,214,004
Emirates NBD Bank PJSC	1,939,423	11,009,099
First Abu Dhabi Bank PJSC	4,522,692	17,903,362
		51,215,180
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	3,438,837	1,975,455
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	3,943,058	8,212,356
Emaar Properties PJSC	6,784,575	24,936,160
		33,148,516
TOTAL UNITED ARAB EMIRATES		112,794,391
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (South Africa)	513,549	15,463,396
UNITED STATES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	794,500	4,818,077
Health Care - 0.0%
Biotechnology - 0.0%
Legend Biotech Corp ADR (b)	75,444	2,874,416
TOTAL UNITED STATES		7,692,493
TOTAL COMMON STOCKS (Cost $7,126,259,991)		7,892,319,557

Non-Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
INDIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NTPC Ltd 8.49% 3/25/2025 (Cost $52,909)	INR	264,162	15,991

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	446,272	4,393,736
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	23,211	2,550,378
Hyundai Motor Co Series 2	36,594	4,150,782
		6,701,160
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	70	6,220
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	842,188	24,640,275
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	7,870	746,645
TOTAL KOREA (SOUTH)		32,094,300
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	5,794,540	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $47,115,900)		36,488,037

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $7,904,540)	4.46	7,923,000	7,907,104

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	263,292,914	263,345,572
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	61,831,447	61,837,630
TOTAL MONEY MARKET FUNDS (Cost $325,183,202)			325,183,202

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,506,516,542)	8,261,913,891
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(95,653,882)
NET ASSETS - 100.0%	8,166,260,009

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	4,414	Mar 2025	240,651,280	(166,571)	(166,571)

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Currency Abbreviations
INR	-	Indian Rupee

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $450,360,920 or 5.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $429,070,693 or 5.3% of net assets.

(f)	Level 3 security
(g)	Affiliated company
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,692,548.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	286,114,064	298,579,428	321,347,920	3,136,077	-	-	263,345,572	263,292,914	0.5%
Fidelity Securities Lending Cash Central Fund	41,979,310	83,987,381	64,129,061	162,063	-	-	61,837,630	61,831,447	0.3%
Total	328,093,374	382,566,809	385,476,981	3,298,140	-	-	325,183,202	325,124,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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